Schedule of Share Based Stock Option Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Risk-free interest rate	2.98%	1.09%
Volatility	117.58%	252.08%
Exercise price	$ 2.20	$ 1.51
Dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%
Expected life (years)	9 years 11 months 12 days	6 years 4 months 17 days